Western Refining Logistics, L.P. - TexNew Mex Pipeline System Acquisition (Details)	1 Months Ended	3 Months Ended
	Oct. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) mi bbl	Oct. 30, 2015 mi bbl
Business Acquisition [Line Items]
Active Storage Capacity | bbl		8,200,000
TexNew Mex 16 inch pipeline [Member] | Pipelines [Member]
Business Acquisition [Line Items]
Pipeline, Miles | mi		375
Western Refining Logistics, LP [Member]
Business Acquisition [Line Items]
Pipeline, Miles | mi		685
Active Storage Capacity | bbl		8,200,000
Payments for (Proceeds from) Businesses and Interest in Affiliates	$ 51,000,000
Western Refining Logistics, LP [Member] | TexNew Mex 16 inch pipeline [Member] | Pipelines [Member]
Business Acquisition [Line Items]
Pipeline, Miles | mi			375
Active Storage Capacity | bbl			80,000
Long-term Purchase Commitment, Minimum Volume Required | bbl		80,000
TexNew Mex 16 inch pipeline [Member]
Business Acquisition [Line Items]
Economic Rights, Crude Oil Throughput, Percent			80.00%
TexNew Mex 16 inch pipeline [Member] | Western Refining Logistics, LP [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 170,000,000
Long-term Purchase Commitment, Minimum Volume Required | bbl		13,000
Economic Rights, Crude Oil Throughput, Percent			20.00%
Payments for (Proceeds from) Businesses and Interest in Affiliates		$ 25,000,000
Common Units [Member] | TexNew Mex 16 inch pipeline [Member] | Western Refining Logistics, LP [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		421,031
TexNew Mex Units [Member] | TexNew Mex 16 inch pipeline [Member] | Western Refining Logistics, LP [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		80,000
Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member] | Western Refining Logistics, LP [Member]
Business Acquisition [Line Items]
Proceeds from Lines of Credit		$ 145,000,000